Revenue from contracts with customers (Details) - Schedule of expected future income from signed contracts S/ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2020 PEN (S/)
Revenue from contracts with customers (Details) - Schedule of expected future income from signed contracts [Line Items]
Engineering and Construction		S/ 2,451,067	$ 3,660,585	S/ 2,467,477	S/ 1,854,819
Infrastructure	$ 2,009,111
Real estate			167,906
Intercompany eliminations			(509,965)
Total		S/ 114,111	5,327,637	S/ 175,087
2023 [Member]
Revenue from contracts with customers (Details) - Schedule of expected future income from signed contracts [Line Items]
Engineering and Construction			2,463,484
Infrastructure	730,702
Real estate			149,295
Intercompany eliminations			(172,416)
Total			3,171,065
2024 [Member]
Revenue from contracts with customers (Details) - Schedule of expected future income from signed contracts [Line Items]
Engineering and Construction			1,197,101
Infrastructure	646,764
Real estate			18,611
Intercompany eliminations			(172,418)
Total			1,690,058
2025 [Member]
Revenue from contracts with customers (Details) - Schedule of expected future income from signed contracts [Line Items]
Engineering and Construction
Infrastructure	$ 631,645
Real estate
Intercompany eliminations			(165,131)
Total			$ 466,514